Capital and reserves (Tables)	12 Months Ended
Jun. 30, 2021
Capital and reserves
Summary of analysis of the Company's issued shares

	Number of
	shares	Share capital
		RMB’000
Class A ordinary shares	876,570,233	69
Class B ordinary shares	328,290,482	23
	1,204,860,715	92